INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2015
INTANGIBLE ASSETS

NOTE 11 — INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Year Ended June 30,			2015			2014

Technology-based (a)	$6,187	$(3,410)	$2,777	$6,440	$(2,615)	$3,825
Marketing-related	1,974	(540)	1,434	1,518	(324)	1,194
Contract-based	1,344	(862)	482	2,266	(716)	1,550
Customer-related	632	(490)	142	732	(320)	412

Total	$10,137	$(5,302)	$4,835	$10,956	$(3,975)	$6,981

(a)	Technology-based intangible assets included $116 million and $98 million as of June 30, 2015 and 2014, respectively, of net carrying amount of software to be sold, leased, or otherwise marketed.

We estimate that we have no significant residual value related to our intangible assets. During fiscal year 2015, we recorded impairment charges of $2.2 billion related to our previous Phone Hardware reporting unit intangible assets. In the fourth quarter of fiscal year 2015, we tested the intangible assets for recoverability due to changes in facts and circumstances associated with the shift in strategic direction and reduced profitability expectations for Phone Hardware. Based on the results of our testing, we determined that the carrying value of the intangible assets was not recoverable, and an impairment charge was recorded to the extent that estimated fair value exceeded carrying value. We primarily used a relief from royalty income approach to determine the fair value of the intangible assets and determine the amount of impairment. These intangible assets impairment charges were included in impairment, integration, and restructuring expenses in our consolidated income statement, and reflected in Corporate and Other in our table of operating income (loss) by segment in Note 22 – Segment Information and Geographic Data. Phone Hardware intangible assets are included in our Devices reporting unit, within More Personal Computing under our current segment structure.

No material impairments of intangible assets were identified during fiscal year 2014.

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2015		2014

Technology-based	$874	5 years	$2,841	9 years
Marketing-related	543	8 years	174	2 years
Contract-based	0		1,500	9 years
Customer-related	37	4 years	363	3 years

Total	$1,454	6 years	$4,878	8 years

The table above includes $4.5 billion related to the acquisition of NDS during fiscal year 2014, of which $2.2 billion was impaired in fiscal year 2015. See Note 9 – Business Combination for additional details.

Intangible assets amortization expense was $1.3 billion, $845 million, and $739 million for fiscal years 2015, 2014, and 2013, respectively. Amortization of capitalized software was $79 million, $200 million, and $210 million for fiscal years 2015, 2014, and 2013, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held at June 30, 2015:

(In millions)

Year Ending June 30,

2016	$910
2017	755
2018	670
2019	554
2020	495
Thereafter	1,451

Total	$4,835